May 2, 2013

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	MML Bay State Life Insurance Company and its MML Bay State Variable Life Separate Account I

Post-Effective Amendment No. 21 to Registration Statement on Form N-6

Prospectus Title: Variable Life Select

File Nos. 033-82060, 811-03542

Class Identifier: C000030140

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Depositor”) and its MML Bay State Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 21 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 25, 2013 and became effective on May 1, 2013; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Assistant Vice President & Counsel
Massachusetts Mutual Life Insurance Company